Document And Entity Information	6 Months Ended
Jun. 30, 2025
Document Information Line Items
Entity Central Index Key	0001567900
Document Type	S-4/A
Amendment Description	Amendment No. 3
Entity Registrant Name	BLACKBOXSTOCKS INC.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	true